Associated entities and consolidated subsidiaries - Significant restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial instruments received as collateral	$ 68,252	$ 65,177
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Financial instruments
Assets to which significant restrictions apply	52,761
Santander Inclusion Financiera, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Financial instruments
Assets to which significant restrictions apply	430
Statutory reserve
Financial instruments
Liabilities to which significant restrictions apply	16,365
Statutory reserve on individual basis
Financial instruments
Liabilities to which significant restrictions apply	12,710
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Financial assets pledged as collateral	6,261	4,123
Deposits - Credit institutions and customers | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	13,222
Debt instruments | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	5,491
Deposits with Central Bank
Financial instruments
Assets to which significant restrictions apply	23,978
Debt instruments | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	68,486
Financial instruments received as collateral	63,687	59,557
Debt instruments | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial instruments received as collateral	4,491	5,483
Debt instruments | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral	103,095	129,240
Debt instruments | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	17,633	4,998
Debt instruments | Financial assets at fair value through profit or loss category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	87,653
Financial assets pledged as collateral	87,653	201,477
Debt instruments | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	1,988	10,729
Debt instruments | Financial assets at fair value through profit or loss category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	6,375
Financial assets pledged as collateral	6,375	5,306
Special CETES
Financial instruments
Assets to which significant restrictions apply	3,831
Bonos de Regulacion Monetaria Reportables (BREMS R)
Financial instruments
Assets to which significant restrictions apply	7,788
Bonos de Regulacion Monetaria Reportables (BREMS R) | Financial assets at amortized cost category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	7,709
Financial assets pledged as collateral	7,709	7,706
Mexican government securities | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	103,095
Mexican government securities | Financial instruments in connection with securities loans transactions
Financial instruments
Assets to which significant restrictions apply	1,988
Equity investments | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	81
Financial instruments received as collateral	74	137
Equity investments | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	81	7
Financial instruments received as collateral	74	137
Loans and advances - Customers
Financial instruments
Financial assets pledged as collateral	6,261	4,123
Loans and advances - Customers | Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Assets to which significant restrictions apply	6,261
Loans and advances - Credit institutions | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	13,222
Loans and advances - Credit institutions | Financial assets designated at fair value through profit or loss | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial instruments received as collateral	58,235	59,599
Loans and advances - Credit institutions | Financial assets at amortized cost category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial assets pledged as collateral	$ 13,234	$ 27,954